Statement of Stockholders' Equity (Deficiency) and Comprehensive Income (USD $)	Total	Common Stock	Preferred Stock - Series C	Treasury Shares [Member]	Additional Paid-in Capital	Accumulated Deficit	Accumulated OCI (Loss)
Beginning Balance at Dec. 31, 2010	$ 88,714	$ 483	$ 0	$ 0	$ 6,974,393	$ (6,883,163)	$ (2,999)
Beginning Balance, Shares at Dec. 31, 2010		4,829,904		0
Issuance of stock for consulting fees	856,225	26			856,199
Issuance of stock for consulting fees, shares		263,043
Share-based compensation for consulting services	699,605				699,605
Share-based compensation - employee options vesting	29,796				29,796
Purchases of equity - Common stock	889,000	27			888,973
Purchases of equity - Common stock, shares		271,271
Purchases of equity - Series C preferred	2,971,456		1		2,971,455
Common stock issuance for conversion of debt	41,190	1			41,189
Common stock issuance for conversion of debt, shares		14,453
Common stock issuance for warrant exercise	443	1			442
Common stock issuance for warrant exercise, shares		2,687
Preferred Stock issue placement agent warrants	50,245				50,245
Accumulated Comprehensive Loss	27,191						27,191
Net loss	(4,778,541)					(4,778,541)
Balance at Dec. 31, 2011	875,324	538	1	0	12,512,297	(11,661,704)	24,192
Balance, Shares at Dec. 31, 2011		5,381,358		0
Issuance of stock for consulting fees	379,381	27			379,354
Issuance of stock for consulting fees, shares		267,969
Share-based compensation for consulting services	8,708				8,708
Cancellation of share-based compensation	(232,499)				(232,499)
Purchases of equity - Common stock	170,000	5			169,995
Purchases of equity - Common stock, shares		50,372
Settlement - Common Stock	0	(14)			14
Settlement - Common Stock, shares		(137,778)
Repurchase of equity into Treasury Stock	(1,033)	(7)		(7)	(1,026)
Repurchase of equity into Treasury Stock, shares		(68,889)		(68,889)
Common stock issuance for conversion of preferred shares	0	35			(35)
Common stock issuance for conversion of preferred shares, shares		348,152
Common stock issuance for charitable donation	16,667	1			16,666
Common stock issuance for charitable donation, shares		14,815
Issuance of stock for acquisition	287,000	10			286,990
Issuance of stock for acquisition, shares		95,667
Accumulated Comprehensive Loss	(34,987)						(34,987)
Net loss	(2,926,210)					(2,926,210)
Balance at Dec. 31, 2012	$ (1,457,650)	$ 602	$ 1	$ (7)	$ 13,140,463	$ (14,587,914)	$ (10,795)
Balance, Shares at Dec. 31, 2012		6,020,555		(68,889)